Real estate properties under development, net - Additional Information (Detail) - Buildings $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Real Estate [Line Items]
Scheduled minimum rental payments to be received	$ 1,897
Lease expiration date	Oct. 31, 2017